Filed Pursuant to Rule 497(e)

Registration No. 33-48220

The Gabelli U.S. Treasury Money Market Fund (the "Fund")

Supplement dated May 27, 2020 to the Fund's Summary Prospectus, Prospectus,

and Statement of Additional Information, all dated January 28, 2020

This supplement amends certain information in the Prospectus (the "Prospectus"), Statement of Additional Information (the "SAI"), and Summary Prospectus (the "Summary Prospectus"), each dated January 28, 2020, of the Fund. Unless otherwise indicated, all other information included in the Prospectus, SAI, and Summary Prospectus, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement, remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus.

New accounts for Class AAA, Class A, and Class C Shares

Effective May 28, 2020, (the "Effective Date") initial purchases by new accounts of the Fund's shares, either directly or through the exchange privileges described in the Prospectus under "Exchange of Shares" in amounts exceeding

$5 million will require preapproval by the Fund by calling 1-800 GABELLI. The Fund reserves the right to reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so. Existing shareholders may continue to purchase additional shares of the Fund after the Effective Date, as set forth in the

Prospectus. These changes will have no effect on existing shareholders' ability to redeem shares of the Fund as described in the Prospectus.

Reinvestment of dividend and capital gain distributions will continue to be permitted for holders of the Fund's

Class AAA, Class A, and Class C shares.

The Fund's existing policies regarding conversions and exchanges of Class AAA, Class A, and Class C shares, as described in the Prospectus, will remain in place. Shareholders who hold shares of the Fund through a broker or financial intermediary should contact their broker or financial intermediary regarding any conversion or exchange of shares.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE